UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D.B. Zwirn & Co., L.P.
Address: 745 Fifth Avenue, 18th Floor

         New York, New York  10151

13F File Number:  28-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Cutler
Title:     Officer
Phone:     (646) 720-9100

Signature, Place, and Date of Signing:

     Lawrence Cutler     New York, New York     July 02, 2009


Effective June 1, 2009, D.B. Zwirn & Co., L.P. no longer has investment discretion over these 13F securities.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $2,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4       51  8000000 SH       SOLE                  8000000        0        0
JOHNSON OUTDOORS INC           CL A             479167108     2090   413809 SH       SOLE                   413809        0        0
LEAR CORP                      COM              521865105      113   150000 SH  PUT  SOLE                   150000        0        0
MERIX CORP                     NOTE 4.000% 5/1  590049AB8       97  5250000 SH       SOLE                  5250000        0        0